ACCOUNTS RECEIVABLE, NET - Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CUSTOMERS
Financial assets	R$ 389,438	R$ 2,601,027
Current	4,794,924	5,094,976
Non-current	703,055	993,080
(-) ECL	(3,296,863)	(1,668,710)	R$ (2,635,209)
Gross value
CUSTOMERS
Current	4,794,924	5,094,976
Total Customers	5,497,979	6,088,056
Gross value | Power Supply
CUSTOMERS
Current	3,568,103	2,793,981
Non-current	1,573,358	1,834,667
Gross value | Short Term Electric Power - CCEE
CUSTOMERS
Current	336,614	299,162
Non-current	280,138	293,560
Gross value | Use of the Electric Grid
CUSTOMERS
Current	1,024,400	860,986
Non-current	4,348	4,348
Gross value | Connection /Availability to the Transmission System
CUSTOMERS
Current	557,356	511,372
Gross value | PROINFA
CUSTOMERS
Current	462,608	524,939
Gross value | Installments
CUSTOMERS
Current	987,917	633,751
Gross value | Renegotiated credits, current
CUSTOMERS
Non-current	703,055	993,080
Gross value | Due
CUSTOMERS
Current	4,049,557
Total Customers	4,049,557
Gross value | Due | Power Supply
CUSTOMERS
Current	2,549,255
Gross value | Due | Short Term Electric Power - CCEE
CUSTOMERS
Current	103,787
Gross value | Due | Use of the Electric Grid
CUSTOMERS
Current	951,285
Gross value | Due | Connection /Availability to the Transmission System
CUSTOMERS
Current	399,572
Gross value | Due | PROINFA
CUSTOMERS
Current	462,608
Gross value | Due | Installments
CUSTOMERS
Current	686,410
Gross value | Overdue up to 90 days past due
CUSTOMERS
Current	270,809
Total Customers	270,809
Gross value | Overdue up to 90 days past due | Power Supply
CUSTOMERS
Current	233,871
Gross value | Overdue up to 90 days past due | Short Term Electric Power - CCEE
CUSTOMERS
Current	140,207
Gross value | Overdue up to 90 days past due | Use of the Electric Grid
CUSTOMERS
Current	11,020
Gross value | Overdue up to 90 days past due | Connection /Availability to the Transmission System
CUSTOMERS
Current	12,637
Gross value | Overdue up to 90 days past due | Installments
CUSTOMERS
Current	217,724
Gross value | Over due + 90 days
CUSTOMERS
Current	459,995
Total Customers	459,995
Gross value | Over due + 90 days | Power Supply
CUSTOMERS
Current	745,377
Non-current	9,548
Gross value | Over due + 90 days | Short Term Electric Power - CCEE
CUSTOMERS
Current	92,620
Non-current	280,138
Gross value | Over due + 90 days | Use of the Electric Grid
CUSTOMERS
Current	62,095
Non-current	4,348
Gross value | Over due + 90 days | Connection /Availability to the Transmission System
CUSTOMERS
Current	145,147
Gross value | Over due + 90 days | Installments
CUSTOMERS
Current	83,783
Gross value | Renegotiated Credits
CUSTOMERS
Current	14,563
Total Customers	717,618
Gross value | Renegotiated Credits | Power Supply
CUSTOMERS
Current	39,600
Non-current	1,563,810
Gross value | Renegotiated Credits | Renegotiated credits, current
CUSTOMERS
Non-current	703,055
Customers, current | Gross value
CUSTOMERS
(-) ECL	(2,142,074)	(529,215)
Customers, current | Gross value | Due
CUSTOMERS
(-) ECL	(1,103,360)
Customers, current | Gross value | Overdue up to 90 days past due
CUSTOMERS
(-) ECL	(344,650)
Customers, current | Gross value | Over due + 90 days
CUSTOMERS
(-) ECL	(669,027)
Customers, current | Gross value | Renegotiated Credits
CUSTOMERS
(-) ECL	(25,037)
Customers, non-current | Gross value
CUSTOMERS
(-) ECL	(1,154,789)	R$ (1,139,495)
Customers, non-current | Gross value | Over due + 90 days
CUSTOMERS
(-) ECL	(294,034)
Customers, non-current | Gross value | Renegotiated Credits
CUSTOMERS
(-) ECL	R$ (860,755)